Document And Entity Information	Oct. 22, 2024
Document Information [Line Items]
Entity, Registrant Name	Panbela Therapeutics, Inc.
Document, Type	8-K
Document, Period End Date	Oct. 22, 2024
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-39468
Entity, Tax Identification Number	88-2805017
Entity, Address, Address Line One	712 Vista Blvd #305
Entity, Address, City or Town	Waconia
Entity, Address, State or Province	MN
Entity, Address, Postal Zip Code	55387
City Area Code	952
Local Phone Number	479-1196
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001029125